Restatement Of Previously Issued Financial Statements (Tables)	11 Months Ended
Dec. 31, 2020
Restatement Of Financial Statements [Abstract]
Summary of restatement of financial statements
The following table reflects HEC’s balance sheet and cash flow statement as of the dates and for the periods indicated below:

	As Previously Reported		Adjustments	As Restated
Balance sheet as of June 11, 2020 (audited)
Warrant Liability		$—	$34,697,600	$34,697,600
FPA Liability		—	350,000	350,000
Common Stock Subject to Possible Redemption		395,946,830	(35,047,600)	360,899,230
Class A Common Stock		181	350	531
Additional Paid-in Capital		5,003,772	2,906,063	7,909,835
Accumulated Deficit		(4,984)	(2,906,413)	(2,911,397)

Balance sheet as of June 30, 2020 ( un audited)
Warrant Liability		$—	$36,039,600	$36,039,600
FPA Liability		—	675,000	675,000
Common Stock Subject to Possible Redemption		395,915,430	(36,714,600)	359,200,830
Class A Common Stock		181	367	548
Additional Paid-in Capital		5,035,172	4,573,046	9,608,218
Accumulated Deficit		(36,385)	(4,573,413)	(4,609,798)

Three Months Ended June 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,342,000)	$(1,342,000)
Change in fair value of FPA		—	(325,000)	(325,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(35,385)	(4,573,413)	(4,608,798)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.00)	(0.45)	(0.45)

Period from February 6, 2020 (inception) to June 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,342,000)	$(1,342,000)
Change in fair value of FPA		—	(325,000)	(325,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(36,385)	(4,573,413)	(4,609,798)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.00)	(0.45)	(0.45)

Cash Flow Statement for the Period from February 6, 2020 (inception) to June 30, 2020 (unaudited)
Net Loss		$(36,385)	$(4,573,413)	$(4,609,798)
Change in fair value of warrant liability	$		$1,342,000	$1,342,000
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$325,000	$325,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(31,400)	$(1,667,000)	$(1,698,400)

Balance sheet as of September 30, 2020 ( un audited)
Warrant Liability		$—	$36,659,200	$36,659,200
FPA Liability		—	1,100,000	1,100,000
Common Stock Subject to Possible Redemption		395,905,310	(37,759,200)	358,146,110
Class A Common Stock		181	378	11
Additional Paid-in Capital		5,045,292	5,617,635	10,662,927
Accumulated Deficit		(46,499)	(5,618,013)	(5,664,512)

Three Months Ended September 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(619,600)	$(619,600)
Change in fair value of FPA		—	(425,000)	(425,000)
Net loss		(10,114)	(1,044,600)	(1,054,714)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.01)	(0.10)	(0.11)

Period from February 6, 2020 (inception) to September 30, 2020 ( un audited)
Change in fair value of warrant liability		$—	$(1,961,600)	$(1,961,600
Change in fair value of FPA		—	(750,000)	(750,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(46,499)	(5,618,013)	(5,664,512)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.01)	(0.54)	(0.55)

Cash Flow Statement for the Period from February 6, 2020 (inception) to September 30, 2020 (unaudited)
Net Loss		$(46,499)	$(5,618,013)	$(5,664,512)
Change in fair value of warrant liability	$		$1,961,600	$1,961,600
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$750,000	$750,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(41,520)	$(2,711,600)	$(2,753,120)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability		$—	$53,594,000	$53,594,000
FPA Liability		—	4,225,000	4,225,000
Common Stock Subject to Possible Redemption		394,393,720	(57,819,000)	336,574,720
Class A Common Stock		196	578	774
Additional Paid-in Capital		6,556,867	25,677235	32,234,102
Accumulated Deficit		(1,558,095)	(25,677,813)	(27,235,908)

Period from February 6, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability		$—	$(18,896,400)	$(18,896,400)
Change in fair value of FPA		—	(3,875,000)	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants		—	(1,233,600)	(1,233,600)
Initial classification of FPA		—	(350,000)	(350,000)
Transaction costs attributable to Warrants		—	(1,322,813)	(1,322,813)
Net loss		(1,558,095)	(25,677,813)	(27,235,908)
Weighted average shares outstanding of Class B non-redeemable common stock		10,350,000		10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock		(0.15)	(2.49)	(2.64)

Cash Flow Statement for the Period from February 6, 2020 (inception) to December 31, 2020 (audited)
Net Loss		$(1,558,095)	$(25,677,813)	$(27,235,908)
Change in fair value of warrant liability	$		$18,896,400	$18,896,400
Initial classification of warrant liability	$		$34,697,600	$34,697,600
Change in fair value of FPA Liability	$		$3,875,000	$3,875,000
Initial classification of FPA liability	$		$350,000	$350,000
Transaction Costs	$		$1,322,813	$1,322,813
Initial classification of common stock subject to redemption		$395,946,830	$(35,047,600)	$360,899,230
Change in value of common stock subject to possible redemption		$(1,553,110)	$(22,771,400)	$(24,324,510)